Note 29 - Segmented Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

29.         Segmented information

Operating segments

Colliers has identified four reportable operating segments. Three segments are grouped geographically into Americas, Asia Pacific and EMEA. The Investment Management segment operates in the Americas and EMEA. The groupings are based on the manner in which the segments are managed. Management assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. Corporate includes the costs of global administrative functions, the corporate head office and for the year ended December 31, 2021, also the settlement of the LTIA (see note 22).

Included in segment total assets at December 31, 2022 are investments in non-consolidated subsidiaries accounted for under the equity method: Americas $2,690 (2021 - $2,324), EMEA $1,483 (2021 - $1,599) and Investment Management $24,002 (2021 - $18,567). The reportable segment information excludes intersegment transactions.

			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31, 2022
Revenues	$2,756,345	$715,140	$608,460	$378,881	$661	$4,459,487

Depreciation and amortization	86,927	27,432	11,476	48,543	3,043	177,421

Operating earnings (loss)	254,375	9,891	72,256	37,055	(41,081)	332,496
Equity earnings	1,671	58	-	4,948	-	6,677
Other income, net						(1,032)
Interest expense, net						(48,587)
Income tax expense						(95,010)

Net earnings						$194,544

Total assets	$1,685,753	$857,974	$408,825	$2,101,208	$44,417	$5,098,177
Total additions to fixed assets, intangible assets and goodwill	131,114	237,622	59,759	1,291,202	3,703	1,723,400

			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

Year ended December 31, 2021
Revenues	$2,489,217	$672,737	$673,661	$252,890	$624	$4,089,129

Depreciation and amortization	80,210	22,868	10,471	27,691	3,854	145,094

Operating earnings (loss)	233,788	59,606	82,023	63,659	(570,577)	(131,501)
Equity earnings	2,352	65	-	3,773	-	6,190
Other income, net						5,083
Interest expense, net						(31,819)
Income tax expense						(85,510)

Net earnings						$(237,557)

Total assets	$1,740,447	$757,980	$387,564	$774,845	$212,894	$3,873,730

Total additions to fixed assets, intangible assets and goodwill	92,059	8,747	3,245	2,861	2,461	109,373

Geographic information

Revenues in each geographic region are reported by customer locations except for Investment Management where revenues are reported by the location of the fund management.

GEOGRAPHIC INFORMATION
	2022	2021

United States
Revenues	$2,542,270	$2,232,277
Total long-lived assets	2,270,468	1,442,476

Canada
Revenues	$467,975	$437,307
Total long-lived assets	76,071	81,897

Euro currency countries
Revenues	$411,834	$343,364
Total long-lived assets	367,749	269,104

Australia
Revenues	$277,488	$320,959
Total long-lived assets	111,013	72,572

United Kingdom
Revenues	$218,304	$170,896
Total long-lived assets	527,157	70,968

China
Revenues	$96,222	$108,898
Total long-lived assets	7,410	9,908

Other
Revenues	$445,394	$475,428
Total long-lived assets	294,697	167,225

Consolidated
Revenues	$4,459,487	$4,089,129
Total long-lived assets	3,654,565	2,114,150